Intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Intangible assets
Schedule of estimated useful lives of finite lived intangible assets

– Licence and spectrum fees	3–25 years
– Computer software	3–5 years
– Brands	1–10 years
– Customer bases	2–15 years

Schedule of reconciliation of changes in goodwill and intangible assets
		Licences and	Computer
	Goodwill	spectrum	software	Other	Total
	€m	€m	€m	€m	€m
Cost:
31 March 2016	93,990	40,973	15,729	7,446	158,138
Transfer of assets held for sale	(3,680)	(9,472)	(201)	(152)	(13,505)
	90,310	31,501	15,528	7,294	144,633
Exchange movements	(90)	(1,023)	(174)	158	(1,129)
Arising on acquisition	1	10	11	5	27
Additions	—	359	2,193	3	2,555
Disposals[1]	—	(72)	(499)	(30)	(601)
Other	—	—	(97)	—	(97)
31 March 2017	90,221	30,775	16,962	7,430	145,388
Exchange movements	(313)	(855)	(233)	(72)	(1,473)
Arising on acquisition	5	—	—	—	5
Disposal of subsidiaries	—	(1,712)	(222)	—	(1,934)
Additions	—	747	2,261	3	3,011
Disposals	—	(158)	(1,381)	(6)	(1,545)
Other	—	—	26	(10)	16
31 March 2018	89,913	28,797	17,413	7,345	143,468
Accumulated impairment losses and amortisation:
31 March 2016	65,752	17,128	10,927	5,767	99,574
Transfer of assets held for sale	(2,086)	(1,334)	(160)	(152)	(3,732)
	63,666	15,794	10,767	5,615	95,842
Exchange movements	(253)	(548)	(152)	133	(820)
Amortisation charge for the year	—	1,780	2,106	935	4,821
Disposals[1]	—	(72)	(486)	(30)	(588)
Other	—	—	(87)	—	(87)
31 March 2017	63,413	16,954	12,148	6,653	99,168
Exchange movements	(234)	(398)	(183)	(65)	(880)
Disposal of subsidiaries	—	(779)	(173)	—	(952)
Amortisation charge for the year	—	1,758	2,105	536	4,399
Disposals	—	(158)	(1,357)	(6)	(1,521)
Other	—	—	1	(4)	(3)
31 March 2018	63,179	17,377	12,541	7,114	100,211
Net book value:
31 March 2017	26,808	13,821	4,814	777	46,220
31 March 2018	26,734	11,420	4,872	231	43,257

Note:

1	Disposals of licences and spectrum comprise the removal of fully amortised assets that have expired.

Schedule of net book value of significant licenses

		2018	2017
	Expiry date	€m	€m
Germany	2020/2021/2025/2033	4,053	4,726
Italy	2018/2021/2029	1,896	1,442
UK	2023/2033/2038	2,316	2,818
Qatar	2028/2029	—	1,164